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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.7%

AUSTRALIA—0.5%

COAL & CONSUMABLE FUELS—0.5%
Linc Energy Ltd. (Cost $104,156)	116,000	$358,181

BERMUDA—0.8%

OIL & GAS DRILLING—0.8%
Nabors Industries Ltd.* (Cost $455,578)	20,650	545,367

BRAZIL—1.6%

DIVERSIFIED BANKS—0.9%
Itau Unibanco Holding SA#	31,350	638,600

DIVERSIFIED METALS & MINING—0.7%
Vale SA#	16,400	532,016
TOTAL BRAZIL (Cost $924,618)		1,170,616

CANADA—2.7%

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Westport Innovations, Inc.*	20,700	530,748

DIVERSIFIED METALS & MINING—0.7%
Ivanhoe Mines Ltd.*	20,500	537,715

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
Potash Corporation of Saskatchewan, Inc.	7,500	433,575

GOLD—0.7%
Yamana Gold, Inc.	41,100	533,478
TOTAL CANADA (Cost $1,467,059)		2,035,516

CAYMAN ISLANDS—3.1%

APPLICATION SOFTWARE—0.6%
Kingdee International Software Group Co., Ltd.	656,000	385,496

DIVERSIFIED METALS & MINING—0.2%
China Lumena New Materials Corp.	368,000	130,319

INTERNET SOFTWARE & SERVICES—1.6%
Sina Corp. *	3,300	356,697
Tencent Holdings Ltd.	29,650	772,274
		1,128,971
SEMICONDUCTORS—0.7%
Spreadtrum Communications, Inc.#	35,800	485,090
TOTAL CAYMAN ISLANDS (Cost $1,709,320)		2,129,876

CHINA—25.0%

ADVERTISING—1.1%
Focus Media Holding Ltd.#*	24,700	812,383

APPAREL RETAIL—0.6%
Belle International Holdings Ltd.	199,000	435,595

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)

APPLICATION SOFTWARE—0.3%
VanceInfo Technologies, Inc.#*	11,600	$234,668

ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Noah Holdings Ltd.#*	51,821	685,074

COAL & CONSUMABLE FUELS—0.6%
Yanzhou Coal Mining Co., Ltd.	116,000	445,020

COMMUNICATIONS EQUIPMENT—0.7%
ZTE Corp.	167,520	523,379

CONSTRUCTION & ENGINEERING—0.7%
China Singyes Solar Technologies Holdings Ltd.	636,000	527,157

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Sany Heavy Equipment International Holdings Co., Ltd.	387,500	391,289

CONSTRUCTION MATERIALS—1.9%
China National Building Material Co., Ltd.	668,000	1,343,920

DIVERSIFIED BANKS—2.7%
Bank of China Ltd.	1,362,900	627,782
China Construction Bank Corp.	759,700	613,117
Industrial & Commercial Bank of China	939,455	716,001
		1,956,900
DIVERSIFIED METALS & MINING—1.6%
Jiangxi Copper Co.	149,000	523,827
Tiangong International Co., Ltd.	2,753,000	639,345
		1,163,172
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Chiho-Tiande Group Ltd.	606,000	470,412

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.9%
GCL Poly Energy Holdings Ltd.	1,212,000	685,791

INDUSTRIAL MACHINERY—1.9%
Airtac International Group	73,000	568,733
China Liansu Group Holdings Ltd.	1,082,000	813,534
		1,382,267
INTEGRATED OIL & GAS—1.5%
China Petroleum & Chemical Corp.	240,000	236,804
PetroChina Co., Ltd.	610,000	864,070
		1,100,874
INTERNET SOFTWARE & SERVICES—2.6%
Baidu, Inc. #*	7,450	1,170,172
Netease.com #*	14,850	750,222
		1,920,394
LIFE & HEALTH INSURANCE—1.1%
China Life Insurance Co., Ltd.	247,000	823,988

NETWORKING EQUIPMENT—0.4%
O-Net Communications Group Ltd.*	893,000	270,405

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)

OIL & GAS EXPLORATION & PRODUCTION—1.7%
CNOOC Ltd.	566,000	$1,262,167

PACKAGED FOODS & MEATS—0.5%
China Minzhong Food Corp., Ltd.*	296,000	349,031

SPECIALTY CHEMICALS—1.6%
Dongyue Group	1,084,000	1,183,612

SPECIALTY STORES—0.6%
Hengdeli Holdings Ltd.	928,000	458,416
TOTAL CHINA (Cost $13,417,338)		18,425,914

HONG KONG—16.6%

CONSTRUCTION & ENGINEERING—0.7%
China State Construction International Holdings Ltd.	496,800	497,833

DISTRIBUTORS—0.2%
Li & Fung Ltd.	84,000	139,680

DIVERSIFIED BANKS—0.6%
BOC Hong Kong Holdings Ltd.	144,000	430,496

DIVERSIFIED CAPITAL MARKETS—0.8%
Digital China Holdings Ltd.	327,000	558,020

DIVERSIFIED CONSUMER SERVICES—0.8%
China Resources Enterprise Ltd.	129,200	561,970

ELECTRIC UTILITIES—1.9%
Power Assets Holdings Ltd.	164,500	1,367,703

ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
TC Interconnect Holdings Ltd.	1,706,000	698,266

INDUSTRIAL CONGLOMERATES—1.1%
Hutchison Whampoa Ltd.	72,000	838,821

LIFE & HEALTH INSURANCE—2.1%
AIA Group Ltd.	409,600	1,505,689

MARINE—0.4%
Orient Overseas International Ltd.	49,500	281,358

RAILROADS—0.8%
MTR Corp.	163,921	555,251

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.0%
Cheung Kong Holdings Ltd.	57,000	870,307
Sun Hung Kai Properties Ltd.	58,000	882,599
Wharf Holdings Ltd.	61,000	447,298
		2,200,204
RETAIL REITS—0.9%
Link REIT, /The	192,000	674,998

SPECIALIZED FINANCE—1.3%
Hong Kong Exchanges and Clearing Ltd.	44,500	918,685

WIRELESS TELECOMMUNICATION SERVICES—1.0%
China Mobile Ltd.	73,000	725,429
TOTAL HONG KONG (Cost $10,235,357)		11,954,403

	SHARES	VALUE
COMMON STOCKS—(CONT.)

ITALY—0.7%

FOOTWEAR—0.7%
Salvatore Ferragamo Italia SpA* (Cost $398,111)	26,100	$496,968

JAPAN—1.5%

APPAREL RETAIL—0.7%
Fast Retailing Co., Ltd.	3,000	533,229

AUTOMOBILE MANUFACTURERS—0.8%
Honda Motor Co., Ltd.	13,650	546,248
TOTAL JAPAN (Cost $801,616)		1,079,477

MONGOLIA—0.5%

DIVERSIFIED METALS & MINING—0.5%
Mongolian Mining Corp.* (Cost $359,095)	290,450	357,761

NETHERLANDS—0.7%

INTEGRATED OIL & GAS—0.7%
Royal Dutch Shell PLC# (Cost $524,068)	7,350	540,666

TAIWAN—8.9%

COMMODITY CHEMICALS—0.6%
Formosa Plastics Corp.	122,000	458,345

COMMUNICATIONS EQUIPMENT—1.3%
Wistron NeWeb Corp.	266,244	940,334

COMPUTER HARDWARE—0.5%
Foxconn Technology Co., Ltd.	85,000	391,447

DEPARTMENT STORES—0.6%
Far Eastern Department Stores Co., Ltd.	201,000	437,078

DISTRIBUTORS—0.6%
WPG Holdings Co., Ltd.	268,052	447,372

ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
Cheng Uei Precision Industry Co., Ltd.	265,486	799,767
Simplo Technology Co., Ltd.	101,794	875,894
		1,675,661
ELECTRONIC COMPONENTS—0.4%
Wintek Corp.	234,000	317,213

ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
TXC Corp.	230,000	376,298

FOOD RETAIL—1.4%
President Chain Store Corp.	159,000	1,015,772

PACKAGED FOODS & MEATS—0.7%
Uni-President Enterprises Corp.	302,029	494,666
TOTAL TAIWAN (Cost $4,069,696)		6,554,186

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—34.1%

AEROSPACE & DEFENSE—1.7%
Goodrich Corp.	7,550	$718,307
Spirit Aerosystems Holdings, Inc., Cl. A *	24,450	500,981
		1,219,288
AIR FREIGHT & LOGISTICS—1.2%
United Parcel Service, Inc., Cl. B	12,100	837,562

ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Blackstone Group LP	42,550	706,755
KKR & Co., LP	43,150	632,148
		1,338,903
CASINOS & GAMING—0.8%
Las Vegas Sands Corp.*	11,950	563,801

COAL & CONSUMABLE FUELS—0.9%
Peabody Energy Corp.	11,500	660,906

COMMUNICATIONS EQUIPMENT—2.6%
Cisco Systems, Inc.	45,000	718,650
Corning, Inc.	21,850	347,634
QUALCOMM, Inc.	15,200	832,656
		1,898,940
COMPUTER HARDWARE—2.4%
Apple, Inc.*	4,350	1,698,588

COMPUTER STORAGE & PERIPHERALS—0.7%
SanDisk Corp.*	12,000	510,360

CONSTRUCTION & ENGINEERING—1.0%
Aecom Technology Corp.*	28,350	701,379

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.6%
Cummins, Inc.	6,850	718,428
Joy Global, Inc.	3,950	370,984
		1,089,412
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard, Inc.	1,200	363,900

DIVERSIFIED METALS & MINING—3.4%
Cliffs Natural Resources, Inc.	8,150	732,032
Freeport-McMoRan Copper & Gold, Inc.	7,400	391,904
Molycorp, Inc. *	9,950	633,119
Walter Energy, Inc.	5,600	686,392
		2,443,447
FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Mosaic Co., /The	6,900	487,968

FOOTWEAR—0.8%
NIKE, Inc., Cl. B	6,050	545,407

HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	14,400	885,456

INDUSTRIAL CONGLOMERATES—0.5%
3M Co.	3,900	339,846

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)

INDUSTRIAL MACHINERY—2.3%
Flowserve Corp.	6,700	$665,846
SPX Corp.	13,800	1,038,311
		1,704,157
INTEGRATED OIL & GAS—1.0%
Exxon Mobil Corp.	8,700	694,173

INTERNET RETAIL—1.5%
Amazon.com, Inc. *	2,700	600,804
NetFlix, Inc. *	1,650	438,884
		1,039,688
LEISURE PRODUCTS—0.2%
PVH Corp.	2,500	178,875

OIL & GAS EQUIPMENT & SERVICES—0.5%
National Oilwell Varco, Inc.	4,800	386,736

OIL & GAS EXPLORATION & PRODUCTION—1.0%
Brigham Exploration Co. *	11,050	351,390
Devon Energy Corp.	4,250	334,475
		685,865
PHARMACEUTICALS—0.9%
Johnson & Johnson	10,350	670,577

RESTAURANTS—1.3%
Dunkin’ Brands Group, Inc. *	200	5,786
Starbucks Corp.	10,150	406,914
Yum! Brands, Inc.	10,150	536,123
		948,823
SEMICONDUCTOR EQUIPMENT—0.5%
Lam Research Corp.*	8,400	343,392

SEMICONDUCTORS—1.4%
Altera Corp.	10,950	447,636
Skyworks Solutions, Inc. *	23,950	606,175
		1,053,811
SOFT DRINKS—1.1%
Coca-Cola Co., /The	4,000	272,040
PepsiCo, Inc.	8,600	550,744
		822,784
SPECIALTY CHEMICALS—0.5%
Rockwood Holdings, Inc.*	6,050	365,844
TOTAL UNITED STATES (Cost $20,394,573)		24,479,888

TOTAL COMMON STOCKS (Cost $54,860,585)		70,128,819

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—1.0%

BRAZIL—1.0%

DIVERSIFIED METALS & MINING—1.0%
Vale Capital II, 6.75%, 6/15/2012* (Cost $448,597)	7,630	$720,348

Total Investments (Cost $55,309,182)(a)	97.7%	70,849,167
Other Assets in Excess of Liabilities	2.3	1,671,620

NET ASSETS	100.0%	$72,520,787

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $56,976,643, amounted to $13,872,524 which consisted of aggregate gross unrealized appreciation of $17,319,299 and aggregate gross unrealized depreciation of $3,446,775.

See Notes to Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger China-U.S. Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities that are economically tied to China (including Hong Kong and Taiwan) or the United States.  The Fund offers Class A shares and Class C shares.  Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge.  Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                 Level 1 — quoted prices in active markets for identical investments

•                 Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2011 in valuing the Funds’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 as of July 31, 2011.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger China-U.S. Growth Fund
COMMON STOCKS
Consumer Discretionary	$7,583,563	$7,583,563	—	—
Consumer Staples	3,567,709	3,567,709	—	—
Energy	6,679,955	6,679,955	—	—
Financials	12,293,527	12,293,527	—	—
Health Care	670,577	670,577	—	—
Industrials	13,042,441	13,042,441	—	—
Information Technology	13,540,952	13,540,952	—	—
Materials	9,971,172	9,971,172	—	—
Telecommunication Services	725,429	725,429	—	—
Utilities	2,053,494	2,053,494	—	—
TOTAL COMMON STOCKS	$70,128,819	$70,128,819	—	—
CONVERTIBLE PREFERRED STOCK
Materials	$720,348	$720,348	—	—
TOTAL INVESTMENTS IN SECURITIES	$70,849,167	$70,849,167	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolio’s.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

There were no derivative transactions for the three months ended July 31, 2011.

NOTE 5 — Recent Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative  information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolio’s financial statements and disclosures.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 21, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 21, 2011